LAND USE RIGHT (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
LAND USE RIGHT [Abstract]
Amortization expense	$ 741,816	$ 330,244	$ 322,638